Derivative Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The table below provides information about the location and fair value of the Corporation’s derivative instruments as of September 30, 2012 and December 31, 2011.

	Interest Rate Swap Contracts
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In Thousands)
Derivatives not designated as hedging instruments
September 30, 2012	Other assets	$3,011	Other liabilities	$3,011
December 31, 2011	Other assets	$3,434	Other liabilities	$3,434